TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2015	2014
Deferred tax assets:
Net operating losses carryforward and tax credits	$16,809	$19,351
Share based payments	8,958	8,808
Research and development costs	3,562	11,939
Reserves, allowances and other	5,272	10,013

Deferred tax assets before valuation allowance	34,601	50,111
Valuation allowance	(7,347)	(7,981)

Deferred tax assets	27,254	42,130

Deferred tax liabilities:
Acquired intangibles	(28,164)	(37,453)

Deferred tax assets (liabilities), net	$(910)	$4,677

	December 31,
	2015	2014

Long-term deferred tax assets	$14,130	$18,853
Long-term deferred tax liabilities	(15,040)	(14,176)

Deferred tax assets (liabilities), net	$(910)	$4,677

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2015	2014	2013

Income before taxes on income, as reported in the consolidated statements of income	$171,410	$110,059	$79,386

Statutory tax rate in Israel	26.5%	26.5%	25%
Approved, Privileged and Preferred Enterprise benefits *)	(6.1)%	(4.1)%	11.8%
Changes in valuation allowance	(0.4)%	(2.2)%	(1.0)%
Earnings taxed under foreign law	(4.0)%	(4.8)%	(13.8)%
Tax Settlements and other adjustments	1.1%	(7.0)%	10.4%
Other	0.9%	0.6%	1.5%

Effective tax rate	18.0%	9.0%	33.9%

*)	The effect of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status (including the expense related to the election to release previously tax-exempted earnings under the Order described in Note 12(a)(1) above) on net earnings per ordinary share is as follows:

	Year ended December 31,
	2015	2014	2013

Basic	$0.18	$0.08	$(0.16)

Diluted	$0.17	$0.07	$(0.15)

Schedule of Income Before Income Tax, Domestic and Foreign
	Year ended December 31,
	2015	2014	2013

Domestic	$122,952	$67,192	$53,270
Foreign	48,458	42,867	26,116

	$171,410	$110,059	$79,386

Schedule of Taxes on Income
	Year ended December 31,
	2015	2014	2013

Current	$23,978	$37,694	$44,200
Deferred	6,854	(27,785)	(17,285)

	$30,832	$9,909	$26,915

Domestic	$24,812	$2,337	$29,410
Foreign	6,020	7,572	(2,495)

	$30,832	$9,909	$26,915

Of which:

	Year ended December 31,
	2015	2014	2013

Domestic taxes:
Current	$14,860	$16,351	$30,530
Deferred	9,952	(14,014)	(1,120)

	$24,812	$2,337	$29,410
Foreign taxes:
Current	$9,118	$21,343	$13,670
Deferred	(3,098)	(13,771)	(16,165)

	$6,020	$7,572	$(2,495)

Taxes on income	$30,832	$9,909	$26,915

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2015	2014

Uncertain tax positions, beginning of year	$18,561	$33,158
Increases in tax positions for prior years	110	2,521
Increases in tax positions for current year	5,085	5,277
Settlements	(2,173)	(20,887)
Expiry of the statute of limitations	(3,347)	(1,508)

Uncertain tax positions, end of year	$18,236	$18,561